Income Taxes - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Domestic		$ (13,517)	$ 9,677	$ 8,053
Foreign		686	135	625
Income (loss) before provision for income taxes		$ (12,831)	$ 9,812	$ 8,678
Predecessor
Income Tax [Line Items]
Domestic	$ 1,709
Foreign	(74)
Income (loss) before provision for income taxes	$ 1,635